FAIR VALUE MEASUREMENT (Details 2)	1 Months Ended									12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2014 eHi USD ($)	Dec. 31, 2014 eHi CNY	Apr. 30, 2014 LY.com CNY	Aug. 31, 2014 Big-data advertisement company USD ($)	Dec. 31, 2014 Easy Go USD ($)	Dec. 31, 2014 Easy Go CNY	Dec. 31, 2013 Easy Go Series B Preferred Shares USD ($)	Nov. 30, 2010 Dining Secretary USD ($)	Jun. 30, 2013 Happy City USD ($)	Dec. 31, 2014 Available-for-sale securities. LY.com Unobservable inputs (Level 3) CNY	Dec. 31, 2014 Available-for-sale securities. LY.com Unobservable inputs (Level 3) USD ($)	Dec. 31, 2014 Available-for-sale securities. LY.com Unobservable inputs (Level 3) Series E Preferred Shares CNY	Dec. 31, 2014 Available-for-sale securities. Travel agency focusing on teenager market Unobservable inputs (Level 3) CNY	Dec. 31, 2014 Available-for-sale securities. Travel agency focusing on teenager market Unobservable inputs (Level 3) USD ($)	Dec. 31, 2014 Available-for-sale securities. Big-data advertisement company Unobservable inputs (Level 3) CNY	Dec. 31, 2014 Available-for-sale securities. Big-data advertisement company Unobservable inputs (Level 3) USD ($)	Dec. 31, 2014 Available-for-sale securities. Easy Go Unobservable inputs (Level 3) CNY	Dec. 31, 2013 Available-for-sale securities. Easy Go Unobservable inputs (Level 3) CNY	Dec. 31, 2014 Available-for-sale securities. Easy Go Unobservable inputs (Level 3) USD ($)	Dec. 31, 2013 Available-for-sale securities. Easy Go Unobservable inputs (Level 3) Series B Preferred Shares CNY	Dec. 31, 2014 Available-for-sale securities. Dining Secretary Unobservable inputs (Level 3) CNY	Dec. 31, 2013 Available-for-sale securities. Dining Secretary Unobservable inputs (Level 3) CNY	Dec. 31, 2014 Available-for-sale securities. Dining Secretary Unobservable inputs (Level 3) USD ($)	Dec. 31, 2011 Available-for-sale securities. Dining Secretary Unobservable inputs (Level 3) CNY	Dec. 31, 2014 Available-for-sale securities. Happy City Unobservable inputs (Level 3) CNY	Dec. 31, 2013 Available-for-sale securities. Happy City Unobservable inputs (Level 3) CNY	Dec. 31, 2014 Available-for-sale securities. Happy City Unobservable inputs (Level 3) USD ($)	Dec. 31, 2013 Available-for-sale securities. Happy City Unobservable inputs (Level 3) Series A preferred shares CNY
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance											$ 249,467,254			$ 13,054,830		$ 10,000,000	143,904,165		$ 101,199,997		56,242,365		$ 4,681,365	60,234,118	37,358,327		$ 5,709,000
Investment in preferred shares	(86,000,000)	(535,000,000)	(1,400,000,000)	(10,000,000)	(101,000,000)	(628,000,000)	(53,000,000)	(10,000,000)	(6,000,000)			(1,414,285,714)	(81,000,000)		(61,425,000)		(184,377,000)			(139,633,000)								(36,715,800)
Change in fair value of investment										133,558,809							294,790,536	4,271,165			(28,705,365)	(2,227,753)			(2,448,066)	642,527
Effect of exchange rate change															621,000		4,833,800				1,509,000	(1,764,000)			511,800
Fair value of Level 3 investment, ending balance										1,547,844,523	$ 249,467,254			$ 13,054,830	62,046,000	$ 10,000,000	627,905,501	143,904,165	$ 101,199,997		29,046,000	56,242,365	$ 4,681,365	60,234,118	35,422,061	37,358,327	$ 5,709,000